Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2017
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated March 16, 2018
to the Statutory Prospectus dated December 31, 2017
(as supplemented on January 8, 2018 and January 30, 2018)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Real Estate Debt Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE DEBT INCOME FUND
Strategy [Heading]	rr_StrategyHeading	Under Principal Investment Strategies, delete the third paragraph.
Risk [Heading]	rr_RiskHeading	Under Principal Risks, delete Non-Diversification Risk.